Events after the Reporting Date - Additional Information (Detail) $ in Millions	Feb. 14, 2018 R / shares	Jan. 24, 2018 USD ($)
Dividends declared [member]
Disclosure of non-adjusting events after reporting period [line items]
Final dividend declared per share | R / shares	R 0.50
Sale o Arctic Platinum Project [member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase consideration, cash		$ 40.0
Net smelter return, percentage		2.00%
Royalty, capped percentage		1.00%
Purchase consideration, royalty		$ 20.0
Royalty, uncapped percentage		1.00%